Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Getty Images Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001898496
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-1 Registration Statementmendment.